LONG-TERM DEBT	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Long-Term Debt
LONG-TERM DEBT

7.    Long-Term Debt

Duluth Economic Development Authority Loan

On April 1, 2016, the Company entered into a financing agreement (the “Financing Agreement”) under which the Duluth Economic Development Authority (the “Issuer”) agreed to sell $3,415,000 of its Tax Exempt Industrial Revenue Bonds, Series 2016 (IKONICS Project) (the “Bonds”) to Wells Fargo Bank, National Association (the “Bank”), and the Bank agreed to lend to the Company the proceeds received from the sale of the Bonds (the “Loan”). The closing of the sale of the Bonds occurred on April 29, 2016. The proceeds from the Loan were used to finance the construction of a 27,300-square foot building as well as related equipment for use in the Company’s manufacture of sound deadening technology used in the aerospace industry and products consisting of etched composites, ceramics, glass and silicon wafers, to be located in Duluth, Minnesota (the “Project”). The Loan required monthly payments of approximately $18,000, including interest. The Loans interest rate was 2.60% per year, subject to change based upon changes to the maximum federal corporate tax rate. Including debt costs of approximately $139,000, the Loan’s effective interest rate was 3.23%.

During the first six months of 2021, the Company was informed that the bank will require the Company to repay the outstanding principal and any outstanding accrued and unpaid interest on April 1, 2021. On April 1, 2021, the Company repaid the entire loan including principal amount of $2.7 million and interest of $6,100 with existing cash on hand. When the loan was repaid, $82,000 of unamortized deferred financing costs were written off and charged to interest expense.

Line of Credit

The Company also has a bank line of credit providing for borrowings of up to $2,050,000 which expires on August 30, 2021 and bears interest at 1.8 percentage points over the 30-day LIBOR rate. The Company did not utilize this line of credit during the first six months of 2021 or 2020 and there were no borrowings outstanding as of June 30, 2021 or December 31, 2020. There are no financial covenants related to the line of credit, and the line of credit is collateralized by the Company’s assets.

7.            LONG-TERM DEBT

Duluth Economic Development Authority Loan

On April 1, 2016, the Company entered into a financing agreement (the “Financing Agreement”) under which the Duluth Economic Development Authority (the “Issuer”) agreed to sell $3,415,000 of its Tax Exempt Industrial Revenue Bonds, Series 2016 (IKONICS Project) (the “Bonds”) to Wells Fargo Bank, National Association (the “Bank”), and the Bank agreed to lend to the Company the proceeds received from the sale of the Bonds (the “Loan”). The closing of the sale of the Bonds occurred on April 29, 2016. The proceeds from the Loan were used to finance the construction of a 27,300-square foot building as well as related equipment for use in the Company’s manufacture of sound deadening technology used in the aerospace industry and products consisting of etched composites, ceramics, glass and silicon wafers, to be located in Duluth, Minnesota (the “Project”). The Loan requires monthly payments of approximately $18,000, including interest. The Loan bears interest at a rate of 2.60% per year, subject to change based upon changes to the maximum federal corporate tax rate. Including debt costs of approximately $139,000, the Loan’s effective interest rate was 3.23% at December 31, 2020.

The Company is subject to certain customary covenants set forth in the associated covenant agreement, including a requirement that the Company maintain a debt service coverage ratio of not less than 1.25 to 1.00.

The Loan is subject to mandatory purchase provisions, under which any owners of the Bonds (the “Owners”) may tender the Bonds to the Issuer on April 1, 2021, which would result in the Company repaying the outstanding loan principal and any outstanding accrued and unpaid interest to the Issuer at that time. If in the event the Bonds are not repurchased on April 1, 2021, the Bonds shall be subject to the interest rate and redemption provisions set forth in the associated covenant agreement. Subsequent to December 31, 2020 the Company was informed that the bank will recall the loan and require the Company to repay the outstanding principal and any outstanding accrued and unpaid interest on April 1, 2021. As of December 31, 2020, the Company reclassified the entire Loan from long-term debt to current liability.

The remaining principal payments required under the agreement for years ended December 31, and the current and long-term portion of the principal, are as follows:

2021	2,773,000
Less: Unamortized debt issuance costs	85,000
Less: Current portion	2,688,000
Long-term portion	$—

In connection with the agreement, the Company incurred debt issuance costs of approximately $139,000 during 2016, which were deferred and are being amortized over the term of the Financing Agreement. Amortization of debt issuance costs was approximately $11,000 for 2020 and 2019 and is included in interest expense. Debt issuance costs of $85,000 are netted against long-term debt and current portion of long-term debt, respectively as of December 31, 2020 and 2019. The entire $85,000 of unamortized debt costs will be expensed when the loan is repaid in 2021.

Paycheck Protection Program Loan

On April 18, 2020, Company entered into a loan pursuant to the Paycheck Protection Program under the CARES Act, as administered by the U.S. Small Business Administration (the “SBA”). The loan, in the principal amount of $1,214,500 (the “PPP Loan”), was disbursed by BMO Harris Bank National Association (“Lender”) on April 22, 2020, pursuant to a Paycheck Protection Program Promissory Note and Agreement (the “Note and Agreement”).

Under the CARES Act, loan forgiveness is available for the sum of documented payroll costs, covered rent payments, and covered utilities during an eight or twenty four-week period beginning on the approval date of the PPP Loan. For purposes of the CARES Act, payroll costs exclude compensation of an individual employee earning more than $100,000, prorated annually. Not more than 40% of the forgiven amount may be for non-payroll costs. Forgiveness is reduced if full-time headcount declines, or if salaries and wages for employees with salaries of $100,000 or less annually are reduced by more than 25%. During the fourth quarter of 2020, the Company submitted an application for 100% forgiveness of the PPP Loan. Prior to end of 2020, both the lender and the SBA forgave 100% of the Company’s PPP loan.

The Company accounts for the PPP Loan as debt in accordance with Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) 470, Debt and accrues interest in accordance with the interest method under FASB ASC 835-30. When the loan was forgiven, the Company reduced the liability by the amount forgiven and recorded a gain on extinguishment in the statement of operations.

Line of Credit

The Company also has a bank line of credit providing for borrowings of up to $2,050,000 which expires on August 30, 2021 and bears interest at 1.8 percentage points over the 30-day LIBOR rate. The Company did not utilize this line of credit during 2020 or 2019 and there were no borrowings outstanding as of December 31, 2020 or 2019.There are no financial covenants related to the line of credit, and the Company expects that it will secure a similar line of credit when the current line of credit expires.

Both the Duluth Development Authority Loan and the line of credit are collateralized by substantially all assets of the Company.